Loans and Allowance for Credit Losses - Collateral Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	$ 1,539,147		$ 1,521,252
Increase in liability for unfunded commitments	23,744	[1]	15,588	[1]	$ 16,903	$ 18,113
Commercial, Financial, and Agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	226,275		244,549
Increase in liability for unfunded commitments	3,208		2,735		2,717	5,121
Real Estate Construction - Residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	58,347		32,095
Increase in liability for unfunded commitments	1,043		157		137	213
Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	372,391		361,025
Increase in liability for unfunded commitments	5,264		3,329		2,482	2,679
Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	731,024		722,729
Increase in liability for unfunded commitments	10,537		$ 8,000		$ 10,662	$ 9,354
Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	2,847
Real Estate | Commercial, Financial, and Agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	0
Real Estate | Real Estate Construction - Residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	432
Real Estate | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	46
Real Estate | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	2,369
Other
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	2,221
Other | Commercial, Financial, and Agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	2,221
Other | Real Estate Construction - Residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	0
Other | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	0
Other | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans held for investment	0
Allowance Allocated
Financing Receivable, Allowance for Credit Loss [Line Items]
Increase in liability for unfunded commitments	1,483
Allowance Allocated | Commercial, Financial, and Agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Increase in liability for unfunded commitments	1,300
Allowance Allocated | Real Estate Construction - Residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Increase in liability for unfunded commitments	164
Allowance Allocated | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Increase in liability for unfunded commitments	19
Allowance Allocated | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Increase in liability for unfunded commitments	$ 0

[1]	December 31, 2023 amounts include the impacts of the January 1, 2023 adoption of ASU 2016-13. See Note 2 for details.